Share-Based Payments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Schedule of weighted average exercise price
	June 30, 2021		December 31, 2020
	Number	Weighted Average Exercise Price	Number	Weighted Average Exercise Price
Opening balance	10,775,971	$0.20	8,717,239	$0.18
Granted	—	—	3,389,550	$0.22
Forfeited	(271,660)	0.20	(1,350,818)	$0.26
Ending balance outstanding	10,504,311	$0.20	10,775,971	$0.20
Ending balance, exercisable	6,888,718	$0.18	6,008,140	$0.18

	Number of Shares	Weighted Average Exercise Price	Weighted Average Contractual Term
			(in years)
Balance on January 1, 2019	3,309,040	$0.08	—
Granted	5,638,199	0.23	—
Exercised	(230,000)	0.08	—
Balance on December 31, 2019	8,717,239	0.18	10
Granted	3,389,550	0.22	—
Forfeited	(1,350,818)	0.26	—
Outstanding as of December 31, 2020	10,775,971	$0.20	9.3
Options exercisable at December 31, 2020	6,008,140	$0.18	7.3

Schedule of the grant date fair value of each warrant issued is based on a Black Scholes model
	For the Years ended December 31,
	2020	2019
Expected volatility	80.6%	70%
Weighted average share price	$0.14	$0.23
Expected life (in years)	10 – 11	10 – 12
Expected dividend yield	0%	0%
Risk-free interest rate	(0.41)%	(0.36)%